Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Operating Leased Assets [Line Items]
2013	¥ 42,789
2014	33,110
2015	24,087
2016	17,368
2017	13,653
Later years	49,174
Total minimum future rentals	¥ 180,181